Consolidated Statement of Changes in Equity ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)	Share capital INR (₨)	Share premium INR (₨)	Share based payment reserve INR (₨)	Other components of equity INR (₨)	Retained earnings /(accumulated deficit) INR (₨)	Equity attributable to owners of parent [member] INR (₨)	Non-controlling interest INR (₨)
Balance at the Beginning at Mar. 31, 2016	₨ 7,500,831		₨ 1,423,125	₨ 18,474,481	₨ 287,901	₨ 51,495	₨ (12,736,171)	₨ 7,500,831	₨ 0
Total comprehensive income for the year	617,702		0	0	0	(24,697)	642,399	617,702	0
Transactions with owners, recorded directly in equity
Call money received	300,000		93,750	206,250	0	0	0	300,000	0
Dividends paid (incl dividend distribution tax)	(169,742)		0	0	0	0	(169,742)	(169,742)	0
Transaction costs related to equity	(2,010)		0	0	0	0	(2,010)	(2,010)	0
Share-based payment transactions	17,638		0	0	17,638	0	0	17,638	0
Balance at the Ending at Mar. 31, 2017	8,264,419		1,516,875	18,680,731	305,539	26,798	(12,265,524)	8,264,419	0
Total comprehensive income for the year	930,238		0	0	0	6,837	923,401	930,238	0
Transactions with owners, recorded directly in equity
Call money received	0		0	0	0	0	0	0	0
Shares issued on exercise of ESOP	12,169		1,538	10,631	0	0	0	12,169	0
Dividends paid (incl dividend distribution tax)	(208,697)		0	0	0	0	(208,697)	(208,697)	0
Transferred from share based payment reserve	0		0	2,668	(2,668)	0	0	0	0
Share-based payment transactions	6,824		0	0	6,824	0	0	6,824	0
Balance at the Ending at Mar. 31, 2018	9,004,953		1,518,413	18,694,030	309,695	33,635	(11,550,820)	9,004,953	0
Change in accounting policy on adoption of IFRS 15	(38,215)		0	0	0	0	(38,215)	(38,215)
Total comprehensive income for the year	1,089,681	$ 15,753	0	0	0	20,978	1,068,703	1,089,681	0
Transactions with owners, recorded directly in equity
Call money received	900,000		281,250	618,750	0	0	0	900,000	0
Shares issued on exercise of ESOP	35,449		4,595	30,854	0	0	0	35,449	0
Dividends paid (incl dividend distribution tax)	(217,875)		0	0	0	0	(217,875)	(217,875)	0
Transferred from share based payment reserve	0		0	8,450	(8,450)	0	0	0	0
Share-based payment transactions	4,835		0	0	4,835	0	0	4,835	0
Balance at the Ending at Mar. 31, 2019	₨ 10,778,828	$ 155,828	₨ 1,804,258	₨ 19,352,084	₨ 306,080	₨ 54,613	₨ (10,738,207)	₨ 10,778,828	₨ 0